Organization	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1 – Organization

Organization

SolarWindow Technologies, Inc. was incorporated in the State of Nevada on May 5, 1998 (“SWT” and together with its controlled subsidiary companies, SolarWindow Asia (USA) Corp., and SolarWindow Asia Co. Ltd, collectively, the “Company”). SolarWindow® technology harvests light energy from the sun and from artificial light sources using a transparent and ultra-lightweight coating of organic photovoltaic (“OPV”) solar cells applied to glass and plastics, thereby generating electricity. The Company’s ticker symbol is WNDW.

On August 24, 2020, SolarWindow Technologies, Inc. formed wholly owned SolarWindow Asia (USA) Corp., a Nevada Corporation, as the holding company for SolarWindow Asia Co. Ltd., (the “Korean Subsidiary”) a company formed in the Republic of Korea for the purpose of expansion into the Asian markets. On January 13, 2023, the Board formally elected to dissolve the Korean Subsidiary. SWT has retained a local accountant and is in the process of interviewing and retaining special legal counsel in South Korea to assist in the dissolution of the Korean Subsidiary.

Liquidity

The Company has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. We expect to incur losses as we continue to develop and further refine and promote our technologies and potential product applications. As of May 31, 2024, the Company had $4,841,098 of cash, cash equivalents and short-term investments, and working capital of $5,261,925. The Company believes that it currently has sufficient cash to meet its funding requirements over the next twelve months following the issuance of this Annual Report on Form 10-K. However, the Company has experienced and continues to experience negative cash flows from operations, as well as an ongoing requirement for additional capital investment. The Company expects that it may need to raise additional capital to commercialize its electricity generating coatings and application methodology. If additional funding is required, the Company expects to seek to obtain that funding through financial or strategic investors. There can be no assurance as to the availability of such financings nor is it possible to determine at this time the terms and conditions upon which such financing and capital might be available.

NOTE 1 – Organization and Liquidity

Organization

SolarWindow Technologies, Inc. was incorporated in the State of Nevada on May 5, 1998 (“SWT” and together with its controlled subsidiary companies, collectively, the “Company”). SolarWindow® technology harvests light energy from the sun and from artificial light sources using a transparent and ultra-lightweight coating of organic photovoltaic (“OPV”) solar cells applied to glass and plastics, thereby generating electricity. The Company’s ticker symbol is WNDW.

On August 24, 2020, the SolarWindow Technologies, Inc. formed wholly owned SolarWindow Asia (USA) Corp., a Nevada Corporation, as the holding company for SolarWindow Asia Co. Ltd., (the “Korean Subsidiary”) a company formed in the Republic of Korea for the purpose of expansion into the Asian markets.

During the year ended August 31, 2022, the Company recognized an impairment of certain assets related to the Korean Subsidiary totaling $380,220. The impairment was recognized due to the Company’s inability to obtain from the management of the Korean Subsidiary the complete financial statements and related documentation thereby placing into doubt the recoverability of assets located in South Korea. Any amounts that become recoverable will be recognized accordingly. On January 13, 2023, the Board formally elected to dissolve the Korean Subsidiary. SWT has retained accountants and counsel in South Korea to assist in the dissolution of the Korean Subsidiary.

Liquidity

The Company has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. We expect to incur losses as we continue to develop and further refine and promote our technologies and potential product applications. As of August 31, 2023, the Company had $5,992,610 of cash, cash equivalents and short-term investments on hand, and working capital of $6,017,272. The Company believes that it currently has sufficient cash to meet its funding requirements over the next twelve months following the issuance of this Annual Report on Form 10-K. However, the Company has experienced and continues to experience negative cash flows from operations, as well as an ongoing requirement for substantial additional capital investment. The Company expects that it may need to raise additional capital to accomplish its business plan. If additional funding is required, the Company expects to seek to obtain that funding through financial or strategic investors. There can be no assurance as to the availability or terms upon which such financing and capital might be available.